Fair Value Measurements Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	$ 233	$ 243
Gross amount, derivative liabilities	1,727	1,813
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	237	247
Total liabilities	1,727	1,813
Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	58	34
Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	63	33
Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	7	3
Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	1
Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	5	2
Interest rate swaps | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		3
Cross-currency interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	5	15
Cross-currency interest rate swaps | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	1
Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	164	192
Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	801	125
Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	855	1,649
Quoted Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	168	196
Total liabilities	0	0
Quoted Prices in Active Markets (Level 1) | Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Quoted Prices in Active Markets (Level 1) | Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Quoted Prices in Active Markets (Level 1) | Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Quoted Prices in Active Markets (Level 1) | Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0
Quoted Prices in Active Markets (Level 1) | Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Quoted Prices in Active Markets (Level 1) | Interest rate swaps | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Quoted Prices in Active Markets (Level 1) | Cross-currency interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Quoted Prices in Active Markets (Level 1) | Cross-currency interest rate swaps | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0
Quoted Prices in Active Markets (Level 1) | Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	164	192
Quoted Prices in Active Markets (Level 1) | Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Quoted Prices in Active Markets (Level 1) | Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	69	51
Total liabilities	1,727	1,813
Significant Other Observable Inputs (Level 2) | Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	58	34
Significant Other Observable Inputs (Level 2) | Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	63	33
Significant Other Observable Inputs (Level 2) | Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	7	3
Significant Other Observable Inputs (Level 2) | Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	1
Significant Other Observable Inputs (Level 2) | Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	5	2
Significant Other Observable Inputs (Level 2) | Interest rate swaps | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		3
Significant Other Observable Inputs (Level 2) | Cross-currency interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	5	15
Significant Other Observable Inputs (Level 2) | Cross-currency interest rate swaps | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	1
Significant Other Observable Inputs (Level 2) | Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Significant Other Observable Inputs (Level 2) | Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	801	125
Significant Other Observable Inputs (Level 2) | Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	855	1,649
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Total liabilities	0	0
Significant Unobservable Inputs (Level 3) | Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Significant Unobservable Inputs (Level 3) | Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Significant Unobservable Inputs (Level 3) | Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Significant Unobservable Inputs (Level 3) | Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0
Significant Unobservable Inputs (Level 3) | Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Significant Unobservable Inputs (Level 3) | Interest rate swaps | Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Significant Unobservable Inputs (Level 3) | Cross-currency interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Significant Unobservable Inputs (Level 3) | Cross-currency interest rate swaps | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0
Significant Unobservable Inputs (Level 3) | Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	0	0
Significant Unobservable Inputs (Level 3) | Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Significant Unobservable Inputs (Level 3) | Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities	0	0
Available-for-sale Securities [Member] | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	4	4
Available-for-sale Securities [Member] | Quoted Prices in Active Markets (Level 1) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	4	4
Available-for-sale Securities [Member] | Significant Other Observable Inputs (Level 2) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	0	0
Available-for-sale Securities [Member] | Significant Unobservable Inputs (Level 3) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	$ 0	$ 0